Trade Receivables and Contract Assets - Summary of Allowances for Expected Credit Losses on Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables And Contract Assets [Abstract]
As at January 1	€ 6,544	€ 7,696
Accruals	683	3,478
Releases	(1,453)	(4,413)
Utilizations	(19)	(390)
Exchange differences	206	173
As at December 31	€ 5,961	€ 6,544